Document and Entity Information	Aug. 09, 2021
Cover [Abstract]
Entity Registrant Name	SCHOLASTIC CORP
Entity Incorporation State Country Code	DE
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000866729
Document Type	8-K
Document Period End Date	Aug. 09, 2021
Entity File Number	000-19860
Entity Tax Identification Number	13-3385513
Entity Address, Address Line One	557 BROADWAY
Entity Address, City or Town	NEW YORK
Entity Address, Postal Zip Code	10012
City Area Code	(212)
Local Phone Number	343-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	SCHL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false